UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments.

AMERICAN FIDELITY DUAL STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS<F1>
   March 31, 2005
                                                     Shares or
                                                     Principal
Common Stocks                                         Amount                 Amount             % of Net Assets
---------------------                            ---------------       -----------------       -----------------
Apparel and Accessory Stores
     The Gap, Inc.                                       87,720               1,915,805                   0.96%
                                                                       -----------------       -----------------
                                                                              1,915,805                   0.96%

Building Materials and Gardening Supplies
     Lowes Companies                                     41,840               2,388,646                   1.19%
     Home Depot                                          50,000               1,912,000                   0.96%
                                                 ---------------------------------------------------------------
                                                                              4,300,646                   2.15%

Business Services
     Automatic Data Processing, Inc                      58,860               2,645,757                   1.32%
     Verisign, Inc.                                      98,300               2,821,210                   1.41%
     Computer Sciences Corp.<F1>                         46,000               2,109,100                   1.05%
     Sungard Data Systems, Inc<F1>                       54,000               1,863,000                   0.93%
     First Data Corporation                              45,260               1,779,170                   0.89%
     Adobe Systems Inc.                                  43,910               2,949,435                   1.48%
     Microsoft Corporation                              136,000               3,287,120                   1.64%
     Alliance Data Systems Corp.                         51,090               2,064,036                   1.03%
     Oracle Corporation<F1>                              80,000                 998,400                   0.50%
                                                 ---------------------------------------------------------------
                                                                             20,517,228                  10.25%

Chemicals and Allied Products
     Amgen, Inc.<F1>                                     55,560               3,234,148                   1.62%
     Bristol-Myers Squibb Company                        32,000                 814,720                   0.41%
     Dow Chemical Company                                99,430               4,956,585                   2.48%
     Colgate-Palmolive                                   55,260               2,882,914                   1.44%
     Pfizer Inc.                                         64,400               1,691,788                   0.84%
                                                 ---------------------------------------------------------------
                                                                             13,580,155                   6.79%

Communications
     Verizon Communications, Inc.                        54,248               1,925,804                   0.96%
     SBC Communications, Inc.                            57,582               1,364,118                   0.68%
                                                 ---------------------------------------------------------------
                                                                              3,289,922                   1.64%

Depository Institutions
     Bank of America Corporation                         94,064               4,148,222                   2.07%
     PNC Financial Services Group                        18,000                 926,640                   0.46%
     Citigroup, Inc.                                     74,000               3,325,560                   1.66%
     Wachovia Corporation                                28,000               1,425,480                   0.72%
     Wells Fargo & Company                               48,000               2,870,400                   1.43%
     JPMorgan Chase & Co                                 61,350               2,122,710                   1.07%
                                                 ---------------------------------------------------------------
                                                                             14,819,012                   7.41%

Durable Goods, Wholesale
     Johnson & Johnson                                   51,100               3,431,876                   1.71%
                                                 ---------------------------------------------------------------
                                                                              3,431,876                   1.71%

Eating and Drinking Places
     McDonald's Corporation                              37,000               1,152,180                   0.58%
                                                 ---------------------------------------------------------------
                                                                              1,152,180                   0.58%

Electric, Gas, Sanitary Service
     Dominion Resources                                  30,000               2,232,900                   1.12%
     Xcel Energy, Inc.                                   45,000                 773,100                   0.39%
     Keyspan Corporation                                 37,000               1,441,890                   0.71%
                                                 ---------------------------------------------------------------
                                                                              4,447,890                   2.22%

Electronic and Other Electric Equipment
     Network Appliance Inc.                              62,490               1,728,473                   0.86%
     Xilinx, Inc.                                        97,350               2,845,541                   1.42%
     Emerson Electric Company                            34,000               2,207,620                   1.10%
     Qualcomm                                            93,800               3,437,770                   1.72%
     Texas Instruments                                   40,000               1,019,600                   0.51%
     L-3 Communications Hldgs Inc.<F1>                   31,350               2,226,477                   1.12%
     General Electric Company                           166,160               5,991,730                   3.00%
     Intel Corportation                                 111,900               2,599,437                   1.30%
     Ericsson LM Tel-SP ADR                              92,060               2,596,092                   1.29%
                                                 ---------------------------------------------------------------
                                                                             24,652,740                  12.32%

Food and Kindred Products
     Anheuser-Busch Companies, Inc.                      35,000               1,658,650                   0.83%
     Coca-Cola Enterprises                              114,960               2,358,979                   1.18%
     PepsiCo, Inc.                                       18,000                 954,540                   0.48%
                                                 ---------------------------------------------------------------
                                                                              4,972,169                   2.49%

General Merchandise
     Target Corporation                                  73,600               3,681,472                   1.84%
     J.C. Penney Co, Inc                                 72,020               3,739,278                   1.87%
                                                 ---------------------------------------------------------------
                                                                              7,420,750                   3.71%

Health Services
     Caremark RX Inc.                                    60,180               2,393,960                   1.20%
                                                 ---------------------------------------------------------------
                                                                              2,393,960                   1.20%

Holding and Other Investment Offices
     Archstone Smith Trust                               35,600               1,214,316                   0.61%
     First Industrial Realty Trust                       31,200               1,180,296                   0.59%
     Mack-Cali Realty Corporation                        21,100                 893,585                   0.45%
     Simon Property Group, Inc.                          19,000               1,151,020                   0.57%
                                                 ---------------------------------------------------------------
                                                                              4,439,217                   2.22%

Home Furniture & Equipment
     Best Buy Company, Inc.<F1>                          55,600               3,002,956                   1.50%
                                                 ---------------------------------------------------------------
                                                                              3,002,956                   1.50%

Hotels, Other Lodging Places
     Marriott International, Inc.                        41,830               2,796,754                   1.40%
                                                 ---------------------------------------------------------------
                                                                              2,796,754                   1.40%

Industrial Machinery and Equipment
     Applied Materials, Inc.<F1>                        156,630               2,545,238                   1.27%
     EMC Corporation                                    228,610               2,816,475                   1.41%
     Cisco Systems, Inc.<F1>                            118,000               2,111,020                   1.06%
     Deere and Company                                   23,000               1,543,990                   0.77%
     Dell Computer Corp<F1>                              83,020               3,189,628                   1.59%
     3M Company                                          29,260               2,507,289                   1.25%
     Intl Business Machines Corp.                        32,000               2,924,160                   1.46%
     United Technologies Corp.                           63,810               6,486,925                   3.25%
                                                 ---------------------------------------------------------------
                                                                             24,124,725                  12.06%

Instruments and Related Products
     Stryker Corp.                                       55,950               2,495,929                   1.25%
                                                 ---------------------------------------------------------------
                                                                              2,495,929                   1.25%

Insurance Carriers
     American International Group, Inc.                  37,060               2,053,495                   1.03%
     Wellpoint Inc.<F1>                                  34,700               4,349,645                   2.17%
     MGIC Investment Corporation                         36,000               2,220,120                   1.11%
     UnitedHealth Group                                  30,400               2,899,552                   1.45%
                                                 ---------------------------------------------------------------
                                                                             11,522,812                   5.76%

Nondepository Institutions
     MBNA Corporation                                   100,625               2,470,344                   1.23%
                                                 ---------------------------------------------------------------
                                                                              2,470,344                   1.23%

Nondurable Goods-Wholesale
     McKesson Corporation                                46,000               1,736,500                   0.87%
     Medco Health Solutions<F1>                           3,425                 169,777                   0.08%
     Cardinal Health, Inc.                               34,500               1,925,100                   0.97%
                                                 ---------------------------------------------------------------
                                                                              3,831,377                   1.92%

Oil and Gas Extraction
      Kerr-McGee Corporation                             35,400               2,772,882                   1.39%
                                                 ---------------------------------------------------------------
                                                                              2,772,882                   1.39%

Paper and Allied Products
      Kimberly-Clark Corporation                         60,500               3,976,665                   1.99%
                                                 ---------------------------------------------------------------
                                                                              3,976,665                   1.99%

Petroleum Refining and Related Industries
     BP (US) PLC-Spons ADR<F2>                           60,320               3,763,968                   1.88%
     ChevronTexaco                                       45,584               2,658,003                   1.33%
     ConocoPhillips                                      42,000               4,529,280                   2.26%
                                                 ---------------------------------------------------------------
                                                                             10,951,251                   5.47%

Printing, Publishing & Allied Lines
     Viacom Inc.-Cl B                                    61,270               2,134,034                   1.07%
                                                 ---------------------------------------------------------------
                                                                              2,134,034                   1.07%

Railroad Transportation
     Union Pacific Corporation                           28,700               2,000,390                   1.00%
                                                 ---------------------------------------------------------------
                                                                              2,000,390                   1.00%

Rubber & Miscllaneous Plastic Products
     Nike - Class B                                      32,780               2,730,902                   1.36%
                                                 ---------------------------------------------------------------
                                                                              2,730,902                   1.36%

Transportation By Air
     Fedex Corp.                                         29,200               2,743,340                   1.37%
                                                 ---------------------------------------------------------------
                                                                              2,743,340                   1.37%

Transportation Equipment
     Honda Motor Company-LTD-Spons ADR<F2>               42,000               1,051,680                   0.52%
                                                 ---------------------------------------------------------------
                                                                              1,051,680                   0.52%

Water Transportation
     Carnival Corporation                                60,300               3,124,143                   1.56%
                                                 ---------------------------------------------------------------
                                                                              3,124,143                   1.56%

Total Common Stocks (Cost $174,840,274)                                     193,063,734                  96.50%


Short-Term Investments
     Aim Funds (2.703190% March 31,2005)              6,757,072               6,757,072
                                                                       -----------------

   Total Short-Term Investments                                               6,757,072                   3.38%

Total Investments (Cost $181,597,346)                                       199,820,806                  99.88%

Other Assets less Liabilities                                                   233,448                   0.12%

Total Net Assets                                                            200,054,254                    100%
____________________

<F1>
     Presently not producing dividend income
<F2>
     Foreign Investments


Item 2. Controls and Procedures.

     Based on their evaluation (as required by Rule 30a-3(b)) of the Fund's Disclosure Controls and Procedures (as defined in rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

     There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Exhibit No.      Description of Exhibit
-----------      ----------------------

99.1             Principal Executive Officer Certification

99.2             Principal Financial Officer Certification


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By  JOHN W. REX
    John W. Rex
    President and Principal Executive Officer

Date  April 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  JOHN W. REX
    John W. Rex
    President and Principal Executive Officer

Date  April 27, 2005

By  DAVID R. CARPENTER
    David R. Carpenter
    Senior Vice President and Principal Financial Officer

Date  April 25, 2005

                                 EXHIBIT INDEX

Exhibit No.     Description                     Method of Filing
-----------     -----------                     ----------------

99.1            CEO Certification             Filed herewith electronically

99.2            CFO Certification             Filed herewith electronically